Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 11,872	$ 13,190	$ 12,022
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	2,837	2,662	3,145
Amortization of intangibles	1,544	1,193	1,347
Stock-based compensation	544	468	512
Deferred taxes	(1,132)	1,387	(237)
Net (gain)/loss on asset sales and other	62	481	(1,535)
Loss on microelectronics business disposal		71	3,381
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	712	812	1,270
Retirement related	54	(22)	(655)
Inventories	(14)	133	(39)
Other assets/other liabilities	282	(3,448)	(1,886)
Accounts payable	197	81	(456)
Net cash provided by operating activities	16,958	17,008	16,868
Cash flows from investing activities
Payments for property, plant and equipment	(3,567)	(3,579)	(3,740)
Proceeds from disposition of property, plant and equipment	424	370	404
Investment in software	(583)	(572)	(443)
Purchases of marketable securities and other investments	(5,917)	(3,073)	(2,338)
Proceeds from disposition of marketable securities and other investments	5,692	2,842	2,493
Non-operating finance receivables - net	(891)	(398)	(1,078)
Acquisition of businesses, net of cash acquired	(5,679)	(3,349)	(656)
Divestiture of businesses, net of cash transferred	(454)	(401)	2,357
Net cash used in investing activities	(10,976)	(8,159)	(3,001)
Cash flows from financing activities
Proceeds from new debt	9,132	5,540	8,180
Payments to settle debt	(6,395)	(5,622)	(4,644)
Short-term borrowings/(repayments) less than 90 days - net	26	101	(1,753)
Common stock repurchases	(3,502)	(4,609)	(13,679)
Common stock transactions - other	204	322	709
Cash dividends paid	(5,256)	(4,897)	(4,265)
Net cash used in financing activities	(5,791)	(9,166)	(15,452)
Effect of exchange rate changes on cash and cash equivalents	(51)	(473)	(655)
Net change in cash and cash equivalents	140	(790)	(2,240)
Cash and cash equivalents at beginning of period	7,686	8,476	10,716
Cash and cash equivalents at end of period	7,826	7,686	8,476
Supplemental data
Income taxes paid - net of refunds received	1,078	2,657	5,748
Interest paid on debt	$ 1,158	$ 995	$ 1,061